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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5410

Voya Prime Rate Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

C T Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Prime Rate Trust

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Prime Rate Trust	as of November 30, 2014 (Unaudited)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 142.4%
			Aerospace & Defense: 0.6%
	3,386,514		American Airlines, Inc., Term Loan, 3.750%, 06/27/19	$3,360,411	0.4
	1,650,000		Custom Sensors & Technologies, First Lien Term Loan, 4.500%, 09/30/21	1,650,000	0.2
				5,010,411	0.6

			Automotive: 6.0%
	2,000,000		BBB Industries US Holdings, Inc., First Lien Term Loan, 6.000%, 11/03/21	1,990,000	0.2
	2,344,125		Cooper-Standard Automotive Inc., Term Loan B, 4.000%, 04/01/21	2,332,770	0.3
	6,184,500		Federal-Mogul Corporation, Term Loan C, 4.750%, 04/15/21	6,177,876	0.7
	3,979,112		Fram Group Holdings Inc., First Lien Term Loan, 6.500%, 07/31/17	3,996,520	0.5
	1,758,589		Fram Group Holdings Inc., Second Lien Term Loan, 10.500%, 01/29/18	1,745,400	0.2
	12,000,000		Gates Global LLC, First Lien Secured Term Loan, 4.250%, 06/30/21	11,899,284	1.3
	3,800,000		Key Safety Systems, Inc., First Lien Term Loan, 4.750%, 08/29/21	3,804,750	0.4
	7,500,000	(1)	Metaldyne Performance Group, Term Loan B, 4.500%, 10/08/21	7,539,847	0.9
	268,354		Service King, Delayed Draw TL, 4.750%, 08/18/21	269,361	0.0
	2,381,646		Service King, Term Loan B, 4.750%, 08/18/21	2,390,577	0.3
	6,199,151		TI Group Automotive Systems, L.L.C., Term Loan B, 4.250%, 07/02/21	6,183,653	0.7
	4,589,728		UCI International, Inc., Term Loan B, 5.500%, 07/26/17	4,593,551	0.5
				52,923,589	6.0

			Beverage & Tobacco: 2.3%
EUR	3,075,000		Iglo Foods, Term loan B1 (EUR), 4.260%, 06/30/20	3,759,881	0.4
GBP	2,675,000		Iglo Foods, Term loan B2 (GBP), 5.250%, 06/30/20	4,063,445	0.5
EUR	10,000,000		Jacobs Douwe Egberts, TL B-1 EUR, 3.500%, 06/30/21	12,395,643	1.4
				20,218,969	2.3

			Building & Development: 1.6%
	7,180,500		Doosan Infracore Bobcat Holdings Co., Ltd., Term Loan B, 4.500%, 05/27/21	7,198,451	0.8
	1,782,045		Minimax Viking GmbH, Facility B1 Loan, 4.250%, 08/30/20	1,772,021	0.2
	4,236,969		NCI Building Systems, Inc., Term Loan, 4.250%, 06/24/19	4,188,422	0.5
	545,000		Quikrete Holdings, Second Lien Term Loan, 7.000%, 03/23/21	550,450	0.1
				13,709,344	1.6

			Business Equipment & Services: 13.7%
	6,400,000		Acosta, Inc., Term Loan B, 5.000%, 09/26/21	6,439,002	0.7
	395,968		Advantage Sales & Marketing, Inc., Delayed Draw Term Loan, 4.250%, 07/21/21	393,740	0.0
	11,879,032		Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.250%, 07/21/21	11,812,213	1.3
	3,900,000		Advantage Sales & Marketing, Inc., Second Lien Term Loan, 7.500%, 07/21/22	3,888,160	0.4
	2,000,000		AlixPartners LLP, Second Lien Term Loan, 9.000%, 07/09/21	2,040,626	0.2
	3,888,248		AlixPartners LLP, Term Loan B-2, 4.000%, 07/09/20	3,868,807	0.4
	1,980,000		Allflex Holdings III, Inc., First Lien Term Loan, 4.250%, 07/17/20	1,972,575	0.2
	1,300,000		Allflex Holdings III, Inc., Second Lien Term Loan, 8.000%, 07/19/21	1,306,500	0.2
	2,209,463		Catalina Marketing Corporation, First Lien Term Loan, 4.500%, 04/01/21	2,158,828	0.3
	2,700,000		Catalina Marketing Corporation, Second Lien Term Loan, 7.750%, 04/01/22	2,568,375	0.3
	2,600,000	(1)	Central Security Group, Inc., First Lien Term Loan, 6.250%, 09/30/20	2,580,500	0.3
	6,489,716		Coinmach Service Corp., Upsized Term Loan, 4.250%, 11/15/19	6,455,645	0.7

PORTFOLIO OF INVESTMENTS
Voya Prime Rate Trust	as of November 30, 2014 (Unaudited) (Continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
			Business Equipment & Services: (continued)
	225,223		CPA Global Financing, First Lien Term Loan USD, 4.500%, 11/30/20	$225,358	0.0
	3,297,248		First American Payment Systems, First Lien Term Loan, 5.750%, 09/30/18	3,293,126	0.4
	1,631,261		First American Payment Systems, Second Lien, 10.750%, 03/30/19	1,623,105	0.2
	4,353,578		GCA Services, Replacement Term Loan, 4.330%, 11/01/19	4,331,810	0.5
	6,487,500		Interactive Data Corporation, Term Loan B, 4.500%, 05/01/21	6,526,023	0.7
EUR	3,391,500		ION Trading Technologies Limited, First Lien Term Loan EURO, 4.500%, 06/10/21	4,225,781	0.5
	520,817		ION Trading Technologies Limited, First Lien Term Loan USD, 4.250%, 06/10/21	518,864	0.1
	1,000,000		ION Trading Technologies Limited, Second Lien Term Loan, 7.250%, 06/10/22	985,000	0.1
	5,809,524		iQor, First Lien Term Loan, 6.000%, 04/01/21	5,533,571	0.6
	2,500,000		iQor, Second Lien Term Loan, 9.750%, 04/01/22	2,306,250	0.3
	2,985,000		Knowledge Universe Education, LLC, Term Loan B, 5.250%, 03/20/21	3,026,044	0.3
	2,967,563		Learning Care Group, Term Loan, 5.500%, 05/01/21	2,978,691	0.3
	3,870,968		Legal Shield, First Lien Term Loan, 6.250%, 07/01/19	3,880,645	0.4
	2,000,000		Legal Shield, Second Lien Term Loan, 9.750%, 07/01/20	2,015,000	0.2
	2,118,436		Miller Heiman, Inc., Term Loan B, 6.750%, 09/30/19	2,071,655	0.2
	2,600,000		Onsite Rental Group Operations Pty Ltd., Senior Secured Term Loan, 5.500%, 07/30/21	2,583,750	0.3
	2,765,000		RentPath, Inc., Term Loan B, 6.250%, 05/29/20	2,764,137	0.3
	2,256,250		SGS International, Term Loan, 4.250%, 10/17/19	2,244,969	0.3
	3,030,000		Ship US Bidco, Inc. (Worldpay), Term Loan B2A-II, 5.250%, 11/30/19	3,041,362	0.4
GBP	1,710,000		Ship US Bidco, Inc. (Worldpay), Term Loan C1, 5.750%, 11/30/19	2,679,738	0.3
	780,000		Ship US Bidco, Inc. (Worldpay), Term Loan C2, 4.750%, 11/29/19	781,755	0.1
EUR	497,500		Sophos, Term Loan B EUR, 5.250%, 01/30/21	621,967	0.1
	597,000		Sophos, Term Loan B USD, 5.000%, 01/30/21	598,990	0.1
	5,045,000	(1)	SourceHOV, First Lien Term Loan, 10/27/19	4,915,722	0.6
	2,300,000	(1)	SourceHOV, Second Lien Term Loan, 04/27/20	2,222,375	0.3
	4,381,460		SurveyMonkey.com, LLC, Term Loan B, 5.500%, 02/07/19	4,396,467	0.5
	585,353	(1)	Sutherland Global Services, Term Loan B Cayman, 6.000%, 04/22/21	588,280	0.1
	2,514,647	(1)	Sutherland Global Services, Term Loan B, 6.000%, 04/22/21	2,527,220	0.3
	1,483,028	(1)	Wash Multi-Family Services, USD Term Loan, 4.500%, 02/21/19	1,467,271	0.2
				120,459,897	13.7

			Cable & Satellite Television: 3.6%
	6,250,000		Charter Communications Operating, LLC, TLG, 4.250%, 09/12/21	6,302,244	0.7
	3,280,613	(1)	Liberty Cablevision of Puerto Rico LLC., First Lien Term Facility, 4.500%, 01/07/22	3,273,779	0.4
	250,000		Liberty Cablevision of Puerto Rico LLC., Second Lien Facility, 7.750%, 06/30/23	249,375	0.0
	4,478,827		RCN Cable, Term Loan B, 4.500%, 02/25/20	4,490,024	0.5
GBP	4,750,000		Virgin Media Investment Holdings Limited, Term loan E (GBP), 4.250%, 06/30/23	7,404,162	0.8
	10,181,377		Wideopenwest Finance, LLC, Term Loan B, 4.750%, 04/01/19	10,180,318	1.2
				31,899,902	3.6

			Chemicals & Plastics: 6.3%
	2,540,800		Armacell, First Lien Term Loan, 5.500%, 06/30/20	2,553,504	0.3
	5,554,680		Arysta LifeScience Corporation, First Lien Term Loan, 4.500%, 05/29/20	5,550,309	0.6

PORTFOLIO OF INVESTMENTS
Voya Prime Rate Trust	as of November 30, 2014 (Unaudited) (Continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
			Chemicals & Plastics: (continued)
	1,867,192		AZ Chem US Inc., First Lien Senior Secured Term Loan, 4.500%, 06/13/21	$1,869,526	0.2
	1,200,000	(1)	Eco Services, Term Loan, 10/08/21	1,203,000	0.1
	2,250,000		Emerald Performance Materials LLC, First Lien Term Loan, 4.500%, 08/15/21	2,239,218	0.3
	1,000,000		Emerald Performance Materials LLC, Second Lien Term Loan, 7.750%, 08/15/22	987,917	0.1
	995,000		Ennis Flint (a.k.a Road Infrastructure Investment LLC), First Lien Term Facility, 4.250%, 04/01/21	963,596	0.1
	2,000,000		Flint Group Holdings S.A.R.L., Second Lien, 8.250%, 09/05/22	1,920,000	0.2
	3,904,535	(1)	Flint Group Holdings S.A.R.L., USD TL B2, 4.750%, 09/03/21	3,894,774	0.5
	645,465	(1)	Flint Group Holdings S.A.R.L., USD TL C, 4.750%, 09/03/21	643,851	0.1
	3,790,509		Gemini HDPE LLC, Senior Secured Term Loan, 4.750%, 08/06/21	3,802,354	0.4
	650,000		Houghton International, Inc., Second Lien Term Loan, 9.500%, 12/20/20	656,500	0.1
	1,974,825		Houghton International, Inc., USD Second Lien Term Loan, 4.000%, 12/20/19	1,967,419	0.2
	895,500		Kronos Worldwide, Inc., Term Loan B Facility, 4.750%, 02/21/20	898,634	0.1
	1,598,981		Monarch (Allnex S.a.r.l.), First Lien Term Loan B-1, 4.500%, 10/03/19	1,596,983	0.2
	829,630		Monarch (Allnex S.a.r.l.), First Lien Term Loan B-2, 4.500%, 10/03/19	828,593	0.1
EUR	936,318		Monarch (Allnex S.a.r.l.), First Lien Term Loan Euro, 4.750%, 10/01/19	1,167,176	0.1
	1,200,000		Orion Engineered Carbons, Term loan B (USD), 5.000%, 07/25/21	1,204,500	0.2
	2,321,550		Oxea S.a.r.l., First Lien Term Loan USD, 4.250%, 01/15/20	2,283,825	0.3
	776,136		Royal Adhesives & Sealants, First Lien Term Facility, 5.500%, 08/01/18	780,017	0.1
	3,700,000	(1)	Solenis International, L.P., USD First Lien Term Loan, 4.250%, 07/31/21	3,652,207	0.4
EUR	400,000	(1)	Styrolution Group GmbH, TL B-1 Euro, 10/15/19	498,002	0.1
	1,000,000	(1)	Styrolution Group GmbH, TL B-1 USD, 11/07/19	1,001,875	0.1
EUR	800,000	(1)	Styrolution Group GmbH, TL B-2 Euro, 10/15/19	996,004	0.1
	2,000,000	(1)	Styrolution Group GmbH, TL B-2 USD, 11/07/19	2,003,750	0.2
	6,980,524		Univar Inc., Term Loan B, 5.000%, 06/30/17	6,957,076	0.8
	2,886,107		Vantage Specialties Inc., Incremental Term Loan Facility, 5.000%, 02/10/19	2,880,695	0.3
				55,001,305	6.3

			Clothing/Textiles: 0.5%
	3,157,265		Herff Jones, Inc., First Lien Term Loan, 5.500%, 06/25/19	3,154,635	0.3
	1,527,316		Vince, LLC, Term Loan, 5.750%, 11/27/19	1,530,180	0.2
				4,684,815	0.5

			Conglomerates: 1.6%
	3,000,000		Jason Incorporated, First Lien Term Loan, 5.500%, 06/30/21	2,996,250	0.3
	600,000		Jason Incorporated, Second Lien Term Loan, 9.000%, 06/30/22	588,000	0.1
	2,700,000		ServiceMaster Company, Term Loan, 4.250%, 06/30/21	2,689,200	0.3
	2,564,100		Waterpik, First Lien, 5.750%, 07/01/20	2,554,485	0.3
	5,043,913		WireCo WorldGroup, Inc., Term Loan B, 6.000%, 02/15/17	5,061,254	0.6
				13,889,189	1.6

			Containers & Glass Products: 1.8%
	3,500,000		Berlin Packaging, LLC, First Lien Term Loan, 4.500%, 09/24/21	3,497,084	0.4
	630,000		Berlin Packaging, LLC, Second Lien Term Facility, 7.750%, 09/24/22	630,630	0.0
	2,403,263		EveryWare, Inc., Term Loan, 7.750%, 05/21/20	1,586,154	0.2

PORTFOLIO OF INVESTMENTS
Voya Prime Rate Trust	as of November 30, 2014 (Unaudited) (Continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
			Containers & Glass Products: (continued)
	3,472,569		Husky Injection Molding Systems, Ltd., Incremental Term Loan, 4.250%, 06/30/21	$3,446,525	0.4
	4,189,500		Otter Products, TLB, 5.750%, 06/03/20	4,155,460	0.5
	1,682,576		WNA Holdings Inc (a.k.a Waddington Group), USD Term Loan (Canadian Borrower), 4.500%, 06/07/20	1,680,473	0.2
	1,224,787		WNA Holdings Inc (a.k.a Waddington Group), USD Upsized Term Loan (US Borrower), 4.500%, 05/23/20	1,223,256	0.1
				16,219,582	1.8

			Diversified Insurance: 5.5%
	6,120,294		AmWINS Group, Inc., Term Loan B, 5.000%, 09/06/19	6,141,336	0.7
	2,878,250		Applied Systems Inc., First Lien Term Loan, 4.250%, 01/15/21	2,867,097	0.3
	1,950,000	(1)	Applied Systems Inc., Second Lien Term Loan, 7.500%, 01/15/22	1,957,312	0.2
	3,209,375		Cooper Gay Swett & Crawford, Ltd., First Lien Term Loan, 5.000%, 04/16/20	2,992,742	0.3
	1,400,000		Cooper Gay Swett & Crawford, Ltd., Second Lien Term Loan, 8.250%, 10/15/20	1,235,500	0.2
	11,885,275		Hub International Limited, Term Loan B, 4.250%, 10/02/20	11,781,279	1.3
	5,058,310		National Financial Partners Corp., Term Loan B, 4.500%, 07/01/20	5,035,128	0.6
	6,368,000		Sedgwick Holdings, Inc., First Lien Term Loan, 3.750%, 02/28/21	6,245,282	0.7
	4,900,000		Sedgwick Holdings, Inc., Second Lien Term Loan, 6.750%, 02/28/22	4,797,409	0.6
	5,060,261		USI, Inc., Term Loan, 4.250%, 12/27/19	5,009,659	0.6
				48,062,744	5.5

			Drugs: 0.6%
	5,200,000		Akorn, Inc., Term Loan, 4.500%, 04/17/21	5,226,000	0.6

			Ecological Services & Equipment: 1.2%
	5,250,000		4L Holdings Inc., Term loan B, 5.500%, 05/08/20	5,236,875	0.6
	5,797,156		ADS Waste Holdings, Inc., B-2, 3.750%, 10/09/19	5,701,144	0.6
				10,938,019	1.2

			Electronics/Electrical: 14.6%
	2,927,881		Active Network, Inc., First Lien Term Loan, 5.500%, 11/18/20	2,917,510	0.3
	2,686,500		Aptean Holdings, Inc., First Lien Term Loan, 5.250%, 02/26/20	2,639,486	0.3
	700,000		Aptean Holdings, Inc., Second Lien Term Loan, 8.500%, 02/26/21	675,500	0.1
	1,842,105		Aspect Software, Inc., Term Loan, 7.250%, 05/09/16	1,835,197	0.2
	2,329,776		Avast Software, Term Loan, 4.750%, 03/21/20	2,336,571	0.3
	7,862,226		Blackboard Inc., Term Loan B-3, 4.750%, 10/04/18	7,872,054	0.9
	3,792,010		Blue Coat Systems, Inc., First Lien Term Loan, 4.000%, 05/31/19	3,742,239	0.4
	3,100,000		Blue Coat Systems, Inc., Second Lien Term Loan, 9.500%, 06/28/20	3,111,625	0.4
EUR	3,712,500		Dell International LLC, Euro Term Loans, 4.750%, 04/30/20	4,655,713	0.5
	9,875,475		Dell International LLC, Term B Loans, 4.500%, 04/30/20	9,902,968	1.1
	1,995,000		ECI, Term Loan B, 5.750%, 05/28/21	2,004,143	0.2
	1,422,853		Epicor Software Corporation, Term Loan B-2, 4.000%, 05/16/18	1,420,362	0.2
	3,618,450		Epiq Systems, Inc., Term Loan, 4.250%, 08/27/20	3,600,358	0.4
	980,625		Eze Castle Software, Inc., Second Lien Term Loan, 7.250%, 04/04/21	968,367	0.1
	987,538		Eze Castle Software, Inc., Term Loan B-1, 4.000%, 04/04/20	977,045	0.1
	1,950,000		FCI International S.A.S., Term Loan B, 6.250%, 12/31/20	1,960,969	0.2
	8,361,508		Freescale Semiconductor, Inc., Tranche B-4 Term Loan, 4.250%, 03/01/20	8,303,279	1.0
	2,227,500		Freescale Semiconductor, Inc., Tranche B-5 Term Loan, 5.000%, 01/15/21	2,236,316	0.3
	8,169,721		Go Daddy Operating Company, LLC, Term Loan, 4.750%, 05/13/21	8,155,866	0.9

PORTFOLIO OF INVESTMENTS
Voya Prime Rate Trust	as of November 30, 2014 (Unaudited) (Continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
			Electronics/Electrical: (continued)
EUR	2,462,500		Greeneden U.S. Holdings II, LLC, Euro Term Loan, 4.750%, 02/08/20	$3,075,392	0.4
	2,844,469		Hyland Software, Inc., First Lien Term Loan, 4.750%, 02/19/21	2,852,024	0.3
	1,868,883		Infor (US), Inc., Term Loan B5, 3.750%, 06/03/20	1,847,858	0.2
	10,123,159		Kronos Incorporated, Upsized Term Loan, 4.500%, 10/30/19	10,153,529	1.2
	3,840,375		M/A-COM Technology Solutions Holdings, Inc., Term Loan B, 4.500%, 05/07/21	3,840,375	0.4
EUR	595,500		Oberthur Technologies, Tranche B-1 Term Loans, 4.750%, 10/15/19	732,376	0.1
	2,693,393		Oberthur Technologies, Tranche B-2 Term Loans, 4.500%, 10/15/19	2,658,043	0.3
	2,014,775		Omnitracs Inc., Upsized First Lien Term Loan, 4.750%, 11/25/20	2,013,097	0.2
	575,000		Omnitracs Inc., Upsized Second Lien Term Loan, 8.750%, 05/25/21	571,166	0.1
	4,787,618		Open Link Financial, Inc., Term Loan, 6.250%, 10/30/17	4,790,610	0.6
	8,281,558		RedPrairie Corporation, First Lien Term Loan, 6.000%, 12/21/18	7,792,946	0.9
	2,374,194		RedPrairie Corporation, Second Lien Term Loan, 11.250%, 12/20/19	2,068,516	0.2
	2,992,500		Skillsoft Corp., First Lien Term Loan, 5.750%, 04/28/21	2,968,452	0.3
	1,000,000	(1)	TIBCO Software, Inc., First Lien Term Loan, 12/05/20	982,917	0.1
	1,105,263		Websense, Inc., Second Lien Term Loan, 8.250%, 12/24/20	1,096,974	0.1
	2,272,334		Websense, Inc., Term Loan B, 4.500%, 06/25/20	2,259,553	0.3
	9,000,000		Zebra Technologies, Term Loan B, 4.750%, 10/27/21	9,087,750	1.0
				128,107,146	14.6

			Equity REITs and REOCs: 0.2%
	2,150,000		Capital Automotive L.P., Second Lien Term Loan, 6.000%, 04/29/20	2,166,125	0.2
	2,726		Capital Automotive L.P., Term Loan, 4.000%, 04/10/19	2,726	0.0
				2,168,851	0.2

			Financial Intermediaries: 2.1%
	1,732,468		Duff & Phelps, Add-On Term Loan, 4.500%, 04/23/20	1,729,220	0.2
	3,426,722		Guggenheim Partners Investment Management Holdings, LLC, Term Loan B, 4.250%, 07/22/20	3,425,865	0.4
	1,255,875		MoneyGram International, Inc., Term Loan B, 4.250%, 03/27/20	1,155,405	0.1
	4,374,500	(1)	Santander Asset Management, Term Loan B-1 USD, 4.250%, 11/30/20	4,407,308	0.5
EUR	992,500		Santander Asset Management, Term Loan B-2 EURO, 4.500%, 11/30/20	1,237,596	0.1
	5,273,500		Trans Union LLC, Term Loan B, 4.000%, 03/21/21	5,236,148	0.6
	1,468,900		Walker & Dunlop, Term Loan, 5.250%, 12/15/20	1,468,900	0.2
				18,660,442	2.1

			Food Products: 3.6%
	6,396,174		Advance Pierre Foods, First Lien Term Loan B, 5.750%, 07/10/17	6,406,568	0.7
	4,500,000		Advance Pierre Foods, Second Lien Term Loan, 9.500%, 10/10/17	4,466,250	0.5
	2,040,904		Atkins Nutritionals Holdings II, Inc., First Lien Term Loan, 6.250%, 01/02/19	2,035,802	0.2
EUR	363,896		Atrium Innovations, Inc., EUR First Lien Term Loan, 4.500%, 02/04/21	448,386	0.0
	497,500		Atrium Innovations, Inc., USD First Lien Term Loan, 4.250%, 02/04/21	485,684	0.1
	5,523,994		CSM Bakery Supplies, First Lien Term Loan, 5.000%, 07/03/20	5,448,039	0.6
	3,081,725		Del Monte Foods Consumer Products, Inc., First Lien, 4.250%, 02/18/21	2,868,571	0.3
	3,700,000		Del Monte Foods Consumer Products, Inc., Second Lien, 8.250%, 08/18/21	3,228,250	0.4

PORTFOLIO OF INVESTMENTS
Voya Prime Rate Trust	as of November 30, 2014 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Food Products: (continued)
6,002,231		NPC International, Term Loan, 4.000%, 12/28/18	$5,792,153	0.7
985,000		Reddy Ice Corporation, First Lien Term Loan, 6.750%, 05/01/19	926,196	0.1
			32,105,899	3.6

		Food Service: 2.7%
12,200,000		Burger King Corporation, TL B, 4.500%, 10/27/21	12,246,799	1.4
7,810,750		CEC Entertainment, Inc., First Lien Term Loan, 4.000%, 02/14/21	7,699,689	0.9
4,071,988		P.F. Chang's China Bistro, Inc., Term Loan, 4.250%, 06/30/19	3,972,733	0.4
			23,919,221	2.7

		Food/Drug Retailers: 2.5%
2,100,000		Albertsons LLC, Term Loan B3, 4.000%, 08/11/19	2,100,876	0.2
4,900,000		Albertsons LLC, Term Loan B4, 4.500%, 08/11/21	4,921,820	0.6
2,565,903		Del Taco, Term Loan, 5.540%, 10/01/18	2,553,073	0.3
3,000,000		Portillo Restaurant Group (The), First Lien Term Loan, 4.750%, 08/04/21	2,997,501	0.3
1,025,000		Portillo Restaurant Group (The), Second Lien Term Loan, 8.000%, 08/04/22	1,026,281	0.1
1,940,250		Roundys Supermarkets, Inc., Term Loan B, 5.750%, 02/20/21	1,820,804	0.2
4,996,114		Supervalu, Term Loan, 4.500%, 03/21/19	4,981,840	0.6
1,667,932		TGI Friday's, Inc., First Lien Term Loan, 5.250%, 07/15/20	1,674,187	0.2
			22,076,382	2.5

		Forest Products: 0.1%
738,753		Xerium Technologies, Inc., Term Loan B, 6.250%, 05/01/19	739,215	0.1

		Health Care: 15.5%
3,422,750		Accellent, Inc., First Lien Term Loan, 4.500%, 03/14/21	3,392,267	0.4
1,870,313		Aegis Sciences, First Lien Term Loan, 5.500%, 02/19/21	1,877,326	0.2
1,252,688		ATI Physical Therapy, Term Loan B, 5.000%, 12/20/19	1,255,036	0.1
3,000,000		Biomet Inc., B-2, 3.660%, 07/25/17	3,000,468	0.3
2,594,000	(1)	CareCore National, LLC, Term Loan B, 5.500%, 03/05/21	2,603,728	0.3
8,729,223		Catalent Pharma Solutions, Inc., USD Term Loan, 4.250%, 05/08/21	8,745,590	1.0
3,048,540		CHG Medical Staffing, Inc., New First Lien Term, 4.250%, 11/19/19	3,045,205	0.3
1,717,989		CHG Medical Staffing, Inc., Upsized Second Lien Term Loan, 9.000%, 11/19/20	1,739,464	0.2
5,679,750		CHS/Community Health Systems, Inc., Term Loan D, 4.250%, 01/27/21	5,700,163	0.7
6,371,500		Connolly / iHealth Technologies, First Lien, 5.000%, 05/12/21	6,411,322	0.7
2,000,000		Connolly / iHealth Technologies, Second Lien, 8.000%, 05/12/22	2,012,500	0.2
3,738,243		DJO Finance LLC, First Lien Term Loan, 4.250%, 09/05/17	3,738,711	0.4
4,214,981		Envision Pharmaceutical Services, First Lien Term Loan, 5.750%, 11/04/20	4,225,519	0.5
1,407,188		Harvard Drug Group LLC, Term Loan B-1, 5.000%, 08/15/20	1,408,946	0.2
2,825,000		Healogics, Inc., First Lien Term Loan, 5.250%, 06/30/21	2,811,723	0.3
2,500,000		Healogics, Inc., Second Lien Term Loan, 9.000%, 07/01/22	2,384,375	0.3
6,139,372		Iasis Healthcare LLC, Term B-2, 4.500%, 05/03/18	6,158,557	0.7
4,900,672	(1)	Ikaria Acquisition Inc., First Lien Term Loan, 5.000%, 02/05/21	4,927,013	0.6
1,350,000		Ikaria Acquisition Inc., Second Lien Term Loan, 8.750%, 02/05/22	1,366,875	0.2
4,851,278		Immucor, Inc., Term B-2 Loan, 5.000%, 08/17/18	4,872,502	0.6
5,725,314		Kinetic Concepts, Inc., E-1, 4.000%, 05/04/18	5,707,869	0.7
2,143,868		Medpace Holdings, Inc., Term loan B, 4.750%, 04/05/21	2,136,722	0.2
5,367,188		MedSolutions Holdings, Inc., Term Loan B, 7.500%, 07/08/19	5,333,643	0.6

PORTFOLIO OF INVESTMENTS
Voya Prime Rate Trust	as of November 30, 2014 (Unaudited) (Continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
			Health Care: (continued)
	8,478,750		Millennium Laboratories, LLC, Term Loan B, 5.250%, 04/15/21	$8,510,444	1.0
	2,292,029		Multiplan, Inc, Term Loan, 3.750%, 04/01/21	2,260,037	0.3
	2,625,000	(1)	NVA Holdings, Inc., First Lien Term Loan, 4.750%, 08/15/21	2,628,281	0.3
	2,944,328		Onex Carestream Finance LP, First Lien, 5.000%, 06/07/19	2,952,425	0.3
	2,942,245		Onex Carestream Finance LP, Second Lien, 9.500%, 11/30/19	2,930,294	0.3
	5,000,160		Par Pharmaceutical Companies, B-2, 4.000%, 09/28/19	4,930,368	0.6
	4,254,983		Pharmaceutical Product Development, Inc., Term Loan B-1, 4.000%, 12/05/18	4,250,549	0.5
	2,992,500		Phillips-Medisize Corporation, First Lien Term Loan, 4.750%, 06/16/21	2,983,148	0.3
	750,000		Phillips-Medisize Corporation, Second Lien Term Loan, 8.250%, 06/16/22	746,719	0.1
	2,060,629		Press Ganey, First Lien, 4.250%, 04/20/18	2,058,054	0.2
	2,749,445		Progressive Solutions, Inc., First Lien, 5.500%, 10/22/20	2,746,008	0.3
	2,556,693		Sterigenics International LLC, Term Loan, 4.500%, 08/05/21	2,555,626	0.3
	3,863,095		Surgery Center Holdings, Inc., First Lien Term Loan, 5.250%, 11/03/20	3,868,728	0.4
	1,833,713		Surgical Care Affiliates LLC, Class C Term Loan, 4.000%, 06/29/18	1,816,522	0.2
	541,750		Truven Health, Inc., Term Loan B, 4.500%, 05/23/19	532,947	0.1
	5,589,998		United Surgical Partners International, Inc., Incremental Term Loan, 4.750%, 04/03/19	5,603,973	0.6
				136,229,647	15.5

			Home Furnishings: 1.7%
	8,481,556		AOT Bedding Super Holdings, LLC, Term Loan B, 4.250%, 10/01/19	8,480,037	1.0
	3,366,563		Hillman Group (The), Inc., Term Loan B, 4.500%, 06/30/21	3,374,979	0.4
	1,327,571		Hunter Fan Company, First Lien Term Loan, 6.550%, 12/31/17	1,328,401	0.1
	1,974,874		Monitronics International, Inc., Term Loan B, 4.250%, 03/23/18	1,973,640	0.2
				15,157,057	1.7

			Industrial Equipment: 6.5%
	5,467,799		Accudyne Industries LLC, Term Loan, 4.000%, 12/13/19	5,357,305	0.6
	4,395,552	(1)	Alliance Laundry Systems LLC, First Lien Term Loan, 4.250%, 12/10/18	4,388,225	0.5
	1,326,510		Ameriforge Group Inc., Upsized First Lien Term Loan, 5.000%, 12/19/19	1,312,416	0.2
	3,521,687		Apex Tool Group, Term Loan B, 4.500%, 01/31/20	3,454,187	0.4
	1,050,872		CeramTec GmbH, Dollar Term B-1 Loan, 4.250%, 08/30/20	1,050,215	0.1
	104,249		CeramTec GmbH, Dollar Term B-2 Loan, 4.250%, 08/30/20	104,183	0.0
	314,129		CeramTec GmbH, Dollar Term B-3 Loan, 4.250%, 08/30/20	313,933	0.0
	4,550,939		Doncasters Group Limited, First Lien Term Loan USD, 4.500%, 04/09/20	4,523,920	0.5
	684,825		Filtration Group Corporation, First Lien Term Loan, 4.500%, 11/30/20	684,539	0.1
EUR	2,140,884		Gardner Denver, Inc., Term Loan B Euro, 4.750%, 07/30/20	2,673,423	0.3
	7,197,500	(1)	Gardner Denver, Inc., Term Loan B USD, 4.250%, 07/30/20	7,032,555	0.8
	6,712,200		Harvey Gulf International Marine, LLC, Upsized Term Loan B, 5.500%, 06/15/20	6,164,035	0.7
	2,662,727		International Equipment Solutions, LLC, Term Loan, 6.750%, 08/31/19	2,669,384	0.3
	7,165,119		Rexnord Corporation / RBS Global, Inc., First Lien Term Loan, 4.000%, 08/30/20	7,129,293	0.8
	2,400,000		Sensus Metering Systems Inc., New Second Lien Term Loan, 8.500%, 05/09/18	2,343,000	0.3

PORTFOLIO OF INVESTMENTS
Voya Prime Rate Trust	as of November 30, 2014 (Unaudited) (Continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
			Industrial Equipment: (continued)
	408,701		Sensus Metering Systems Inc., Upsized First Lien Term Loan, 4.500%, 05/09/17	$401,549	0.1
	4,222,222		Signode Industrial Group, US Dollar Tranche Term Loan, 3.890%, 05/01/21	4,176,044	0.5
	895,500		SunSource, First Lien Term Loan, 4.750%, 02/15/21	894,007	0.1
	1,094,500		VAT Holding, Term Loan B, 4.750%, 02/28/21	1,093,816	0.1
	913,100		WTG Holdings III Corp., First Lien Term Loan, 4.750%, 01/15/21	909,676	0.1
	325,000		WTG Holdings III Corp., Second Lien Term Loan, 8.500%, 01/15/22	321,344	0.0
				56,997,049	6.5

			Leisure Goods/Activities/Movies: 5.4%
	7,481,250		24 Hour Fitness Worldwide, Inc, Term Loan B, 4.750%, 05/28/21	7,467,223	0.9
	9,865,898		Delta2 Sarl Luxembourg (Formula One World Championship), Facility B3, 4.750%, 07/30/21	9,802,697	1.1
	3,000,000		Delta2 Sarl Luxembourg (Formula One World Championship), Second Lien Facility, 7.750%, 08/08/22	2,988,750	0.3
	2,955,003		Equinox Holdings, Inc., First Lien Term Loan, 4.500%, 02/01/20	2,949,462	0.3
	6,480,802		FGI Operating, Fungible Term Loan B AddOn, 5.500%, 04/19/19	6,452,448	0.7
	7,581,000		Fitness International, LLC., Term Loan B, 5.500%, 06/20/20	7,505,190	0.9
	1,035,714		NEP/NCP Holdco, Inc., Second Lien, 9.500%, 07/23/20	1,037,009	0.1
	5,371,554		NEP/NCP Holdco, Inc., Term Loan B with Add-On, 4.250%, 01/22/20	5,313,364	0.6
	2,950,000		TWCC Holding Corporation, Second Lien Term Loan, 7.000%, 06/26/20	2,895,918	0.3
	1,480,688		Wilton Brands, Inc., Term Loan, 7.500%, 08/31/18	1,399,250	0.2
				47,811,311	5.4

			Lodging & Casinos: 6.8%
EUR	1,500,000		Amaya Gaming Group Inc., First Lien Euro TL, 5.250%, 07/31/21	1,866,535	0.2
	11,990,049		Amaya Gaming Group Inc., First Lien Term Loan B, 5.000%, 08/21/21	11,998,790	1.4
	6,000,000		Amaya Gaming Group Inc., Second Lien Term Loan, 8.000%, 07/31/22	6,110,628	0.7
	1,323,250		American Casino and Entertainment Properties LLC, First Lien Term Loan, 4.500%, 07/02/19	1,329,866	0.1
	1,837,230		Boyd Gaming Corporation, Term Loan B, 4.000%, 08/14/20	1,823,451	0.2
	500,000		Centaur Acquisition, LLC, Second Lien Term Loan, 8.750%, 02/21/20	506,250	0.1
	7,046,324		CityCenter Holdings, LLC, Term Loan, 4.250%, 10/15/20	7,048,966	0.8
	535,170	^,(2),(3)	Fontainebleau Las Vegas, LLC, Delayed Draw Term Loan, 06/06/15	153,861	0.0
	1,070,339	^,(2),(3)	Fontainebleau Las Vegas, LLC, Term Loan, 06/06/15	307,723	0.0
	1,525,969		Golden Nugget, Inc., Delayed Draw Term Loan, 5.500%, 11/21/19	1,542,182	0.2
	3,560,594		Golden Nugget, Inc., Term Loan, 5.500%, 11/21/19	3,598,425	0.4
	800,000		Horseshoe Baltimore, Funded Term Loan B, 8.250%, 07/02/20	808,000	0.1
	2,735,036		La Quinta, First Lien Term Loan, 4.000%, 04/14/21	2,727,856	0.3
	2,947,394		Peppermill Casinos, Inc., Term Loan B, 7.250%, 11/09/18	2,973,184	0.3
	6,927,754		Scientific Games International, Inc., Term Loan B, 6.000%, 09/30/20	6,834,354	0.8
	6,915,176		Station Casinos LLC, Term Loan, 4.250%, 02/28/20	6,874,840	0.8
	3,491,250		Twin River Management Group, Inc., Term Loan B, 5.250%, 06/30/20	3,505,798	0.4
				60,010,709	6.8

			Mortgage REITs: 0.6%
	2,600,000		International Market Centers, First Lien Term Loan, 5.250%, 08/11/20	2,600,000	0.3

PORTFOLIO OF INVESTMENTS
Voya Prime Rate Trust	as of November 30, 2014 (Unaudited) (Continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
			Mortgage REITs: (continued)
	3,000,000		International Market Centers, Second Lien Term Loan, 8.750%, 08/11/21	$2,985,000	0.3
				5,585,000	0.6

			Nonferrous Metals/Minerals: 0.8%
	6,249,902		Fairmount Minerals, Ltd., Tranche B-2 Term Loans, 4.500%, 09/01/19	6,245,346	0.7
	496,250		TMS International, Term B Loan, 4.500%, 11/01/20	495,423	0.1
				6,740,769	0.8

			Oil & Gas: 1.2%
	4,053,659		Bronco Midstream Funding, LLC, Term Loan, 5.000%, 08/15/20	4,063,793	0.5
	463,432		Crestwood Holdings LLC, Term Loan, 7.000%, 05/30/19	463,625	0.1
	3,158,935		FTS International, Inc. (fka FracTech), Term Loan, 5.750%, 04/16/21	3,019,414	0.3
	349,125		Southcross Energy Partners, L.P., Term Loan, 5.250%, 08/01/21	349,998	0.0
	2,748,125	(1)	Southcross Holdings L.P., Term Loan B, 6.000%, 08/04/21	2,696,598	0.3
				10,593,428	1.2

			Publishing: 3.0%
	5,074,500	(2)	Cengage Learning Acquisition, Inc., First Lien Term Loan, 7.000%, 03/31/20	5,090,358	0.6
	720,773		Dex Media East, LLC, Term Loan, 6.000%, 12/30/16	585,028	0.1
	2,457,846		Dex Media West, LLC, Term Loan, 8.000%, 12/30/16	2,216,159	0.3
	301,890	(2)	HIBU PLC (fka Yell Group PLC), Facility A2, 5.230%, 03/18/19	329,249	0.0
EUR	26,291	(2)	HIBU PLC (fka Yell Group PLC), Spanish facility, 1.500%, 03/18/19	–	0.0
	1,685,841		McGraw Hill Global Education, TLB, 5.750%, 03/22/19	1,692,866	0.2
	1,654,115	^,(3)	Nelson Canada, First Lien-C$ 330 mm, 2.810%, 07/03/14	1,368,780	0.2
	3,069,000		Penton Media, Inc., First Lien, 5.500%, 09/30/19	3,057,491	0.3
	1,250,000		Penton Media, Inc., Second Lien, 9.000%, 09/30/20	1,243,750	0.1
	2,486,522		R.H. Donnelley Corporation, Term Loan, 9.750%, 12/31/16	1,813,090	0.2
	4,457,752		SuperMedia, Inc., Term Loan, 11.600%, 12/30/16	3,651,643	0.4
	5,281,343		Tribune Company, Term Loan B, 4.000%, 12/31/20	5,268,139	0.6
				26,316,553	3.0

			Radio & Television: 4.3%
	5,257,143		Cumulus Media Holdings Inc., Term Loan, 4.250%, 12/23/20	5,194,714	0.6
	438,316		Hubbard Radio LLC, Tranche 1 Term Loan, 4.500%, 04/29/19	435,576	0.1
	13,921,330		Clear Channel Communications, Inc., TLE, 7.660%, 07/30/19	13,388,839	1.5
	1,265,453		Learfield Communications, Inc, First Lien Term Loan, 4.500%, 10/08/20	1,267,035	0.1
	812,500		Learfield Communications, Inc., Second Lien Term Loan, 8.750%, 10/08/21	810,469	0.1
	3,245,120		Media General, Inc., DDTerm Loan-B, 4.250%, 07/31/20	3,252,220	0.4
	1,633,333		Salem Communications Corporation, Term Loan B, 4.500%, 03/31/20	1,615,979	0.2
	4,617,188		Univision Communications, Inc., Term Loan-C3, 4.000%, 03/01/20	4,579,673	0.5
	7,315,903		Univision Communications, Inc., Term Loan-C4, 4.000%, 03/01/20	7,254,750	0.8
				37,799,255	4.3

			Retailers (Except Food & Drug): 14.8%
	4,856,649		99 Cents Only Stores, Term Loan Facility, 4.500%, 01/15/19	4,859,685	0.6
	1,450,000		Abercrombie & Fitch Management Co., Term Loan B, 4.750%, 07/31/21	1,439,579	0.2
	5,835,900		Academy Ltd., Term Loan (2012 refi), 4.500%, 08/03/18	5,836,420	0.7
EUR	2,285,000		Action Holding B.V., Facility C, 4.580%, 03/08/19	2,857,266	0.3
	17,752,694		BJs Wholesale Club, First Lien Term Loan, 4.500%, 09/26/19	17,684,737	2.0

PORTFOLIO OF INVESTMENTS
Voya Prime Rate Trust	as of November 30, 2014 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Retailers (Except Food & Drug): (continued)
4,000,000	BJs Wholesale Club, Second Lien Term Loan, 8.500%, 03/26/20	$4,018,500	0.5
5,729,387	Burlington Coat Factory, Term Loan B, 4.250%, 08/13/21	5,708,589	0.6
5,341,511	Harbor Freight Tools USA, Inc., Term Loan, 4.750%, 07/26/19	5,360,847	0.6
6,955,921	Hudson's Bay Company, Term Loan, 5.560%, 11/04/20	6,986,353	0.8
1,990,000	J. Crew, TLB, 4.000%, 03/01/21	1,896,719	0.2
1,791,000	Lands' End, Inc., TLB, 4.250%, 04/04/21	1,761,337	0.2
4,822,400	Leslies Poolmart, Inc., Term Loan, 4.250%, 10/16/19	4,750,064	0.5
2,200,000	Mattress Firm Holding Corp., TL-B, 5.250%, 10/20/21	2,209,625	0.3
5,486,250	Men's Wearhouse, Term Loan, 4.500%, 06/18/21	5,498,254	0.6
1,980,000	National Vision, Inc., First Lien Term Loan, 4.000%, 03/13/21	1,946,588	0.2
1,300,000	National Vision, Inc., Second Lien Term Loan, 6.750%, 03/13/22	1,220,375	0.1
12,867,775	Neiman Marcus Group, Inc, Term Loan, 4.250%, 10/31/20	12,807,013	1.5
5,923,503	Ollie's Holdings, Inc., Term Loan, 4.750%, 09/28/19	5,871,672	0.7
5,551,545	OneStopPlus, First Lien Term Loan, 4.500%, 03/15/21	5,513,378	0.6
5,858,325	Party City Holdings Inc, Term Loan B, 4.000%, 07/29/19	5,811,640	0.7
3,168,170	Payless ShoeSource, First Lien Term Loan, 5.000%, 03/05/21	3,049,364	0.3
2,709,798	Pep Boys, Term Loan B, 4.250%, 10/11/18	2,704,718	0.3
3,400,000	Pilot Travel Centers LLC, TL-B, 4.250%, 10/03/21	3,417,000	0.4
1,994,962	rue21 inc., Term Loan B, 5.630%, 10/10/20	1,725,642	0.2
6,256,320	Savers, Term Loan B, 5.000%, 07/09/19	6,251,108	0.7
2,645,614	Sleepy's Holdings, LLC, Term Loan, 5.000%, 03/30/19	2,625,772	0.3
2,164,575	Stuart Weitzman Holdings, LLC, Term Loan, 4.500%, 04/08/20	2,122,636	0.2
1,741,250	Talbots Inc. (The), First Lien Term Loan, 4.750%, 03/20/20	1,697,719	0.2
4,000,000	The Gymboree Corporation, Term Loan B, 5.000%, 02/23/18	2,463,332	0.3
		130,095,932	14.8

	Steel: 0.0%
855	FMG Resources (August 2006) Pty Ltd., Term Loan, 3.750%, 06/30/19	804	0.0

	Surface Transport: 1.0%
2,700,000	Goodpack Ltd., First Lien Term Loan, 4.750%, 09/09/21	2,693,812	0.3
1,000,000	Goodpack Ltd., Second Lien Term Loan, 8.000%, 09/09/22	1,002,500	0.1
1,997,500	OSG Bulk Ships, Inc., First Lien Term Loan, 5.250%, 07/30/19	1,997,500	0.2
448,875	V.Group, TL B, 5.000%, 06/30/21	450,558	0.1
2,701,441	Wabash National Corporation, Term Loan B, 4.500%, 05/15/19	2,703,129	0.3
		8,847,499	1.0

	Telecommunications: 7.8%
9,445,001	Asurion, LLC, Incremental Tranche B-1 Term Loan, 5.000%, 05/24/19	9,420,547	1.1
1,750,000	Asurion, LLC, Second Lien Term Loan, 8.500%, 02/28/21	1,766,954	0.2
5,779,916	Avaya Inc., Term B-3 Loan, 4.650%, 10/26/17	5,628,193	0.6
4,116,307	Avaya Inc., Term B-6 Loan, 6.500%, 03/31/18	4,107,486	0.5
3,940,225	Consolidated Communications, Inc., Term Loan B, 4.250%, 12/19/20	3,960,746	0.4
571,429	Encompass Digital Media, Inc., First Lien, 5.500%, 06/05/21	574,286	0.1
4,165,086	Global Tel*Link Corporation, First Lien Term Loan, 5.000%, 05/23/20	4,143,740	0.5
1,700,000	Global Tel*Link Corporation, Second Lien Term Loan, 9.000%, 11/23/20	1,685,125	0.2
2,665,872	Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 06/06/19	2,675,037	0.3
8,500,000	Level 3 Financing, Inc, Tranche B 2022 Term Loan, 4.500%, 01/31/22	8,545,534	1.0

PORTFOLIO OF INVESTMENTS
Voya Prime Rate Trust	as of November 30, 2014 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Telecommunications: (continued)
2,300,000		Level 3 Financing, Inc., Term Loan B-4, 4.000%, 01/15/20	$2,301,916	0.3
3,801,875		Lightower Fiber Networks, First Lien Term Loan, 4.000%, 04/13/20	3,766,187	0.4
1,994,852		Securus Technologies, Inc., Upsized First Lien Term Loan, 4.750%, 04/30/20	1,979,268	0.2
3,052,127		Syniverse Holdings, Inc., Initial Term Loan, 4.000%, 04/23/19	3,005,072	0.3
5,932,612		U.S. Telepacific Corp, First Lien Term Loan, 5.750%, 02/23/17	5,936,320	0.7
1,915,375		XO Communications, First Lien Term Loan, 4.250%, 03/19/21	1,903,404	0.2
7,106,673		Zayo Group, LLC, Term Loan B, 4.000%, 07/02/19	7,105,934	0.8
			68,505,749	7.8

		Utilities: 1.9%
2,385,586		Atlantic Power Limited Partnership, Term Loan, 4.750%, 02/28/21	2,406,460	0.3
1,030,000		Energy Future Intermediate Holding Company LLC, First Lien DIP, 4.250%, 06/11/16	1,031,416	0.1
338,069	(2)	Longview Power, LLC, DIP Facility, 4.980%, 11/19/16	583,170	0.1
3,736,640	^,(2),(3)	Longview Power, LLC, Extended Term Loan, 10/31/17	2,428,816	0.3
1,800,000	(1)	Pike Corporation, First Lien Term Loan, 09/17/21	1,806,750	0.2
2,100,000	(1)	Southeast PowerGen, LLC, Term Loan B, 11/05/21	2,110,500	0.2
2,000,000		TPF Generation Holdings, LLC, Term Loan, 4.750%, 12/31/17	1,925,000	0.2
2,550,000		TPF II Power, LLC, Term Loan, 5.500%, 09/30/21	2,572,313	0.3
2,236,187		Utility Services Associates, Term Loan, 6.750%, 10/18/19	2,234,789	0.2
			17,099,214	1.9

	Total Senior Loans
	(Cost $1,268,483,143)		1,253,810,898	142.4

OTHER CORPORATE DEBT: –%
		Publishing: –%
639,053	(2)	HIBU PLC (fka Yell Group PLC), Facility B2, 03/18/24	–	0.0

	Total Other Corporate Debt
	(Cost $249,384)		–	0.0

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.6%
154	@	AR Broadcasting (Warrants)	–	0.0
888,534	@,R	Ascend Media (Residual Interest)	–	0.0
3,160	@	Caribe Media Inc.	–	0.0
178,416	@	Cengage Learning	4,638,816	0.6
14,294	@	Dex Media Inc.	122,357	0.0
246,734	@	Eagle Topco 2013 LTD	–	0.0
28,660	@	Everyware Global Inc. Warrants	–	0.0
8	@	Faith Media Holdings, Inc. (Residual Interest)	65,466	0.0
92,471	@	Glodyne Techoserve, Ltd.	4,345	0.0
498,762	@	GTS Corp.	–	0.0
291	R	Lincoln Paper & Tissue, LLC	–	0.0
5,933,579	@,R	Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	–	0.0
106,702	@	Northeast Biofuels (Residual Interest)	–	0.0
19,404	@	U.S. Shipping Partners, L.P.	–	0.0
275,292	@	U.S. Shipping Partners, L.P. (Contingency Rights)	–	0.0
	Total Equities and Other Assets
	(Cost $7,191,236)		4,830,984	0.6

	Total Investments (Cost $1,275,923,763)		$1,258,641,882	143.0
	Liabilities in Excess of Other Assets		(378,323,456)	(43.0)
	Net Assets		$880,318,426	100.0

*	Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

R	Restricted Security
^	This Senior Loan Interest is non-income producing.

PORTFOLIO OF INVESTMENTS
Voya Prime Rate Trust	as of November 30, 2014 (Unaudited) (Continued)

(1)	Loans purchased on a when-issued or delayed-delivery basis. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.
(3)	Loan is on non-accrual basis.

EUR	EU Euro
GBP	British Pound

Cost for federal income tax purposes is $1,276,034,023.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$4,627,331
Gross Unrealized Depreciation	(22,019,472)

Net Unrealized Depreciation	$(17,392,141)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2014
Asset Table
Investments, at fair value
Equities and Other Assets	$4,761,173	$4,345	$65,466	$4,830,984
Other Corporate Debt	–	–	–	–
Senior Loans	–	1,253,810,898	–	1,253,810,898
Total Investments, at fair value	$4,761,173	$1,253,815,243	$65,466	$1,258,641,882
Other Financial Instruments+
Unfunded commitments	–	197,852	–	197,852
Forward Foreign Currency Contracts	–	155,575	–	155,575
Total Assets	$4,761,173	$1,254,168,670	$65,466	$1,258,995,309
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(6,723)	$–	$(6,723)
Total Liabilities	$–	$(6,723)	$–	$(6,723)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts and unfunded commitments which are fair valued at the unrealized gain (loss) on the instrument.

At November 30, 2014, the following forward foreign currency contracts were outstanding for the Voya Prime Rate Trust:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

State Street Bank	EU Euro	36,685,000	Sell	12/23/14	$45,614,215	$45,620,938	$(6,723)
State Street Bank	British Pound	9,086,000	Sell	12/24/14	14,346,304	14,190,729	155,575
							$148,852

The following unfunded commitments were outstanding as of November 30, 2014:

Borrower	Principal Amount	Fair Value	Unrealized Appreciation/(Depreciation)

Longview Power, LLC, DIP Facility	$272,899	$197,852	$197,852

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

	Location on Statement
	of Assets and Liabilities	Fair Value

Asset Derivatives

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$155,575
Total Asset Derivatives		$155,575

Liability Derivatives

Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$6,723
Total Liability Derivatives		$6,723

PORTFOLIO OF INVESTMENTS
Voya Prime Rate Trust	as of November 30, 2014 (Unaudited) (Continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2014:

State Street Bank
Assets:
Forward foreign currrency contracts	$155,575
Total Assets	$155,575

Liabilities:
Forward foreign currency contracts	$6,723
Total Liabilities	$6,723

Net OTC derivative instruments by counterparty, at fair value	$148,852

Total collateral pledged by the Trust/(Received from counterparty)	$–

Net Exposure(1)	$148,852

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Trust. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Prime Rate Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 23, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 23, 2015